BUCKSPORT ENERGY ASSET INVESTMENT	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
BUCKSPORT ENERGY ASSET INVESTMENT
BUCKSPORT ENERGY ASSET INVESTMENT

On February 28, 2014, Verso Bucksport Power LLC, an indirect, wholly owned subsidiary of Verso Holdings, purchased from Bucksport Energy LLC, for nominal consideration, its 72% undivided interest in the cogeneration power plant located at our Bucksport mill.  Following the transaction, Verso Holdings owned, through two of our subsidiaries, the entire ownership interest in the cogeneration power plant. The acquisition was recorded as a step acquisition at the preliminary fair value of the cogeneration power plant in accordance with ASC 805, Business Combinations. The assets of Verso Bucksport Power LLC, are included in Assets held for sale in the accompanying consolidated balance sheet as of December 31, 2014 (see Note 4). On January 29, 2015, Verso closed the sale of substantially all of the assets at our Bucksport mill including the assets of Verso Bucksport Power LLC (see Note 21).

Prior to February 28, 2014, we had a joint ownership interest with Bucksport Energy LLC in the cogeneration power plant producing steam and electricity.  Each co-owner owned an undivided proportional share of the plant’s assets, and we accounted for this investment under the proportional consolidation method.  We owned 28% of the steam and electricity produced by the plant and had the ability to purchase our remaining electrical needs from the plant at market rates.  We were obligated to purchase the remaining 72% of the steam output from the plant at fuel cost plus a contractually fixed fee per unit of steam.  Power generation and operating expenses were divided on the same basis as ownership, and were reflected in Cost of products sold in our accompanying consolidated statements of operations.

Balances included in the balance sheet related to our proportional interest in this investment at December 31, 2013, were as follows:

(Dollars in thousands)
Other receivables	$281
Other assets(1)	214
Property, plant, and equipment	$10,692
Accumulated depreciation	(4,668)
Net property, plant, and equipment	$6,024
Current liabilities	$(83)

(1) Represents primarily restricted cash which may be used only to fund the ongoing energy operations of this investment.

In addition to the ownership interest, we were required to maintain an account for our portion of expected major maintenance activities of the plant. As of December 31, 2013, there was $2.3 million of restricted cash included in Intangibles and other assets in the accompanying consolidated balance sheets related to the maintenance account.